UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08822

Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

                                                         (Address of principal executive offices)         (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

   ITEM 1. SCHEDULE OF INVESTMENTS
Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of February 29, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 88.69%				Home Furnishings - 2.91%
					Whirlpool Corporation	5,000	$ 421,850
Aerospace/Defense - 4.06%
	Rockwell Collins Inc.	10,000	$ 589,000	Household Products/Wares - 2.00%
					The Clorox Company	5,000	290,950
Coal - 3.52%
	Arch Coal, Inc.	10,000	510,900	Mining - 3.78%
					Cameco Corporation	14,000	549,500
Commercial Services - 2.19%
*	FTI Consulting, Inc.	5,000	317,500	Miscellaneous Manufacturing - 4.01%
					Parker Hannifin Corporation	9,000	581,670
Computers - 2.10%
*	Affiliated Computer			Oil & Gas - 4.16%
	Services, Inc.	6,000	304,500		Rowan Companies, Inc.	15,000	604,650

Diversified Financial Services - 2.29%				Oil & Gas Services - 11.66%
	CIT Group, Inc.	15,000	333,300	*	Cameron International Corp	14,000	594,720
				*	Exterran Holdings, Inc.	7,000	487,550
Electronics - 4.39%				*	Superior Energy Services	15,000	610,350
	Amphenol Corporation, Cl. A	9,000	332,730				1,692,620
*	Flextronics International Ltd.	30,000	304,200	Retail - 1.92%
			636,930		Ross Stores, Inc.	10,000	278,500
Environmental Control - 6.87%
	Republic Services, Inc.	15,000	457,950	Semiconductors - 2.89%
*	Stericycle, Inc.	10,000	538,900		KLA-Tencor Corporation	10,000	420,100
			996,850
Gas - 4.13%				Software - 1.42%
	Energen Corporation	10,000	600,000	*	VeriFone Holdings, Inc.	10,000	206,500

Hand/Machine Tools - 3.44%				Telecommunications - 1.48%
	Snap-On, Inc.	10,000	499,200		Citizens Communications Co.	20,000	214,800

Healthcare - Products - 7.70%				Transportation - 2.50%
	Dentsply International, Inc.	10,000	390,400		Con-way Inc.	8,000	362,480
*	Henry Schein, Inc.	6,000	358,920
	STERIS Corporation	15,000	369,300	Utilites - 3.40%
			1,118,620		Edison International	10,000	494,000
Healthcare - Services - 5.87%
*	LifePoint Hospitals, Inc.	15,000	375,900	Total Common Stocks (Cost $10,886,059)			12,877,020
	Quest Diagnostics
	Incorporated	10,000	476,700	EXCHANGE TRADED FUND - 3.31%
			852,600	*	streetTRACKS Gold Trust
					(Cost $324,200)	5,000	480,900
							(Continued)

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of February 29, 2008
		Market Value (Note 1)

INVESTMENT COMPANIES - 7.92% Evergreen Money Market Fund, 3.34% (Cost $1,150,330) 1,150,330		1,150,330

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Total Investments
(Cost $12,360,589) - 99.92%		$ 14,508,250	Aggregate gross unrealized appreciation	$2,932,369
Other Assets Less Liabilities - 0.08%		12,006	Aggregate gross unrealized depreciation	(784,708)

Net Assets - 100.00%		$ 14,520,256	Net unrealized appreciation	$ 2,147,661

* Non-income producing investment.			Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Summary of Investments by Industry
Industry	% of Net Assets	Market Value

Aerospace/Defense	4.06%	$ 589,000
Coal	3.52%	510,900
Commercial Services	2.19%	317,500
Computers	2.10%	304,500
Diversified Financial Services	2.29%	333,300
Electronics	4.39%	636,930
Environmental Control	6.87%	996,850
Exchange Traded Fund	3.31%	480,900
Gas	4.13%	600,000
Hand/Machine Tools	3.44%	499,200
Healthcare - Products	7.70%	1,118,620
Healthcare - Services	5.87%	852,600
Home Furnishings	2.91%	421,850
Household Products/Wares	2.00%	290,950
Investment Companies	7.92%	1,150,330
Mining	3.78%	549,500
Miscellaneous Manufacturing	4.01%	581,670
Oil & Gas	4.16%	604,650
Oil & Gas Services	11.66%	1,692,620
Retail	1.92%	278,500
Semiconductors	2.89%	420,100
Software	1.42%	206,500
Telecommunications	1.48%	214,800
Transportation	2.50%	362,480
Utilites	3.40%	494,000
Total	96.52%	$ 14,508,250

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of February 29, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 94.79%				Insurance - 4.66%
					Platinum Underwriters Holdings,
Biotechnology - 6.33%					Ltd.	12,000	$ 414,000
*μ	Crucell NV	10,000	$ 139,100
*	Martek Biosciences Corporation	10,000	286,600	Internet - 2.88%
*	SuperGen, Inc.	50,000	137,500	*	Online Resources Corporation	25,000	256,000
			563,200
Coal - 5.20%				Mining - 3.41%
	Foundation Coal Holdings, Inc.	8,000	462,160		Kinross Gold Corporation	12,235	303,428

Distribution/Wholesale - 2.35%				Oil & Gas - 9.02%
	Watsco, Inc.	5,500	209,000		Cabot Oil & Gas Corporation	6,000	298,500
				*	McMoRan Exploration Co.	30,000	504,000
Electronics - 6.46%							802,500
*	Checkpoint Systems, Inc.	8,500	205,700	Oil & Gas Services - 5.29%
*	Dionex Corporation	5,000	369,100		Gulf Island Fabrication, Inc.	7,000	204,190
			574,800	*	ION Geophysical Corporation	20,000	265,800
Engineering & Construction - 7.03%							469,990
	Chicago Bridge & Iron			Pharmaceuticals - 3.61%
	Company NV	7,000	325,640	*	VCA Antech, Inc.	10,000	321,100
*	Perini Corporation	8,000	299,840
			625,480	Real Estate Investment Trust - 5.43%
Entertainment - 3.17%					National Retail Properties Inc.	11,000	227,700
*	Lions Gate Entertainment Corp.	30,000	282,300		Rayonier Inc.	6,000	255,300
							483,000
Food - 5.22%				Semiconductors - 1.73%
	Tootsie Roll Industries, Inc.	10,000	242,300	*	Brooks Automation, Inc.	15,225	153,468
*	TreeHouse Foods, Inc.	10,000	221,700
			464,000	Telecommunications - 1.62%
Gas - 3.07%				*	Arris Group Inc.	25,000	143,750
	South Jersey Industries, Inc.	8,000	273,360
				Water - 2.34%
Healthcare - Products - 4.87%					Southwest Water Company	18,940	207,771
*	Respironics, Inc.	6,600	433,488
				Total Common Stocks (Cost $7,247,101)			8,429,995
Healthcare - Services - 7.61%
*	inVentiv Health Inc.	12,000	381,600	INVESTMENT COMPANY - 5.25%
*	Sun Healthcare Group, Inc.	20,000	294,800		Evergreen Money Market Fund, 3.34%
			676,400		(Cost $466,484)	466,484	466,484
Household Products/Wares - 3.49%
	WD-40 Company	10,000	310,800	Total Investments (Cost $7,713,585) - 100.04%			$ 8,896,479
				Liabilities in Excess of Other Assets - (0.04)%			(3,345)

				Net Assets - 100.00%			$ 8,893,134

				(Continued)

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of February 29, 2008

* Non-income producing investment. μ American Depositary Receipt.

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

The following abbreviation is used in this portfolio:
NV - Naamloze Vennootschap (Dutch)			Aggregate gross unrealized appreciation	$ 1,803,466
			Aggregate gross unrealized depreciation	(620,572)

			Net unrealized appreciation	$ 1,182,894
Summary of Investments by Industry
Industry	% of Net Assets	Market Value

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less   are valued at amortized cost, which approximates market value.

Biotechnology	6.33%	$ 563,200
Coal	5.20%	462,160
Distribution/Wholesale	2.35%	209,000
Electronics	6.46%	574,800
Engineering & Construction	7.03%	625,480
Entertainment	3.17%	282,300
Food	5.22%	464,000
Gas	3.07%	273,360
Healthcare - Products	4.87%	433,488
Healthcare - Services	7.61%	676,400
Household Products/Wares	3.49%	310,800
Insurance	4.66%	414,000
Internet	2.88%	256,000
Investment Company	5.25%	466,484
Mining	3.41%	303,428
Oil & Gas	9.02%	802,500
Oil & Gas Services	5.29%	469,990
Pharmaceuticals	3.61%	321,100
Real Estate Investment Trust	5.43%	483,000
Semiconductors	1.73%	153,468
Telecommunications	1.62%	143,750
Water	2.34%	207,771
Total	100.04%	$ 8,896,479

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By: (Signature and Title)

                                                                  /s/ Ralph J. Scarpa

      Ralph J. Scarpa

      President, Principal Executive Officer and Principal Financial Officer

Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

                                               /s/ Ralph J. Scarpa

   Ralph J. Scarpa

   President, Principal Executive Officer and Principal Financial Officer

   Capital Management Investment Trust

Date: April 28, 2008